Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	PEOPLES FINANCIAL CORP /MS/
Entity Central Index Key	0000770460
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 56,506,000
Entity Common Stock, Shares Outstanding		5,136,918

Consolidated Statements of Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 36,928,657	$ 24,146,939	$ 29,155,294
Available for sale securities	278,918,481	287,078,463	311,434,437
Held to maturity securities, fair value of $1,492,374 - 2011; $2,010,430 - 2010; $3,340,974 - 2009	1,428,887	1,914,879	3,201,966
Other investments	3,930,300	3,926,371	4,036,304
Federal Home Loan Bank Stock, at cost	2,580,700	2,281,200	5,015,900
Loans	432,407,286	409,898,757	464,976,291
Less: Allowance for loan losses	8,135,622	6,650,258	7,827,806
Loans, net	424,271,664	403,248,499	457,148,485
Bank premises and equipment, net of accumulated depreciation	28,035,308	29,756,239	31,418,884
Other real estate	6,153,238	5,744,150	1,521,313
Accrued interest receivable	2,698,241	3,292,430	4,646,752
Cash surrender value of life insurance	16,196,368	15,951,117	15,329,394
Prepaid FDIC assessments	2,096,320	3,652,972	4,958,309
Other assets	913,926	5,552,225	1,139,861
Total assets	804,152,090	786,545,484	869,006,899
Deposits:
Demand, non-interest bearing	97,581,073	108,277,985	96,541,387
Savings and demand, interest bearing	205,318,859	193,631,209	206,167,484
Time, $100,000 or more	115,014,220	134,667,660	117,347,663
Other time deposits	50,524,930	47,562,661	50,644,895
Total deposits	468,439,082	484,139,515	470,701,429
Federal funds purchased and securities sold under agreements to repurchase	157,600,967	140,102,019	174,430,877
Borrowings from Federal Home Loan Bank	53,323,568	42,957,016	104,270,452
Other liabilities	15,336,172	17,990,072	16,016,204
Total liabilities	694,699,789	685,188,622	765,418,962
Shareholders' Equity:
Common Stock, $1 par value, 15,000,000 shares authorized, 5,136,918, 5,151,139, and 5,151,697 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	5,136,918	5,151,139	5,151,697
Surplus	65,780,254	65,780,254	65,780,254
Undivided profits	33,350,861	33,302,381	32,853,346
Accumulated other comprehensive income (loss), net of tax	5,184,268	(2,876,912)	(197,360)
Total shareholders' equity	109,452,301	101,356,862	103,587,937
Total liabilities and shareholders' equity	$ 804,152,090	$ 786,545,484	$ 869,006,899

Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Condition [Abstract]
Held to maturity securities, fair value	$ 1,492,374	$ 2,010,430	$ 3,340,974
Time deposits	$ 100,000	$ 100,000	$ 100,000
Common Stock, par value	$ 1	$ 1	$ 1
Common Stock, shares authorized	15,000,000	15,000,000	15,000,000
Common Stock, shares issued	5,136,918	5,151,139	5,151,697
Common Stock, shares outstanding	5,136,918	5,151,139	5,151,697

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 17,923,213	$ 19,687,441	$ 20,189,200
Interest and dividends on securities:
U.S. Treasuries	235,494	471,051	1,229,237
U.S. Government agencies	5,320,452	7,598,366	10,043,869
Mortgage-backed securities	105,905	518,924	1,566,573
States and political subdivisions	1,417,445	1,357,642	1,234,917
Other investments	23,130	26,078	17,347
Interest on federal funds sold	6,936	15,263	8,159
Total interest income	25,032,575	29,674,765	34,289,302
Interest expense:
Deposits	2,353,878	3,257,391	4,965,439
Borrowings from Federal Home Loan Bank	185,925	351,883	530,082
Federal funds purchased and securities sold under agreements to repurchase	638,286	991,438	1,905,383
Total interest expense	3,178,089	4,600,712	7,400,904
Net interest income	21,854,486	25,074,053	26,888,398
Provision for allowance for losses on loans	2,935,000	6,845,000	5,225,000
Net interest income after provision for allowance for losses on loans	18,919,486	18,229,053	21,663,398
Non-interest income:
Trust department income and fees	1,368,318	1,354,338	1,363,489
Service charges on deposit accounts	5,783,316	6,103,133	6,661,209
Gain on sales and calls of securities	1,126,055	1,690,670	869,123
Writedown of investments to market value			(149,517)
Gain (loss) on other investments	96,969	(109,933)	146,979
Increase in cash surrender value of life insurance	501,268	531,283	535,342
Gain on death benefits from life insurance	469,740		0
Other income	514,540	544,669	720,006
Total non-interest income	9,860,206	10,114,160	10,146,631
Non-interest expense:
Salaries and employee benefits	14,083,505	13,581,728	14,250,002
Net occupancy	2,350,029	2,364,103	2,501,431
Equipment rentals, depreciation and maintenance	3,332,346	3,668,643	3,766,582
Other expense	9,014,978	7,966,776	7,117,541
Total non-interest expense	28,780,858	27,581,250	27,635,556
Income (loss) before income taxes	(1,166)	761,963	4,174,473
Income tax expense (benefit)	(1,204,000)	(723,000)	954,000
Net income	$ 1,202,834	$ 1,484,963	$ 3,220,473
Basic and diluted earnings per share	$ 0.23	$ 0.29	$ 0.62
Dividends declared per share	$ 0.19	$ 0.2	$ 0.3

Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (USD $)	Total	Common Stock	Surplus	Undivided Profits	Accumulated Other Comprehensive Income	Comprehensive Income
Balance at Dec. 31, 2008	$ 107,000,114	$ 5,279,268	$ 65,780,254	$ 33,412,596	$ 2,527,996
Balance, shares at Dec. 31, 2008		5,279,268
Comprehensive Income:
Net income	3,220,473			3,220,473		3,220,473
Net unrealized gain (loss) on available for sale securities, net of tax	(2,392,524)				(2,392,524)	(2,392,524)
Reclassification adjustment for available for sale securities called or sold in current year, net of tax	(474,940)				(474,940)	(474,940)
Gain (Loss) from unfunded post-retirement benefit obligation, net of tax	142,108				142,108	142,108
Total comprehensive income (loss)						495,117
Effect of stock retirements on accrued dividends	4,774			4,774
Cash dividends ($ .29, $ .11 and $ .09 per share for the year 2009, 2010 and 2011 respectively)	(1,030,339)			(1,030,339)
Dividend declared ($ .10, $ .09 and $ .10 per share for the year 2009, 2010 and 2011 respectively)	(515,170)			(515,170)
Retirement of stock	(2,366,559)	(127,571)		(2,238,988)
Retirement of stock, shares		(127,571)
Balance at Dec. 31, 2009	103,587,937	5,151,697	65,780,254	32,853,346	(197,360)
Balance, shares at Dec. 31, 2009		5,151,697
Comprehensive Income:
Net income	1,484,963			1,484,963		1,484,963
Net unrealized gain (loss) on available for sale securities, net of tax	(1,370,429)				(1,370,429)	(1,370,429)
Reclassification adjustment for available for sale securities called or sold in current year, net of tax	(1,115,842)				(1,115,842)	(1,115,842)
Gain (Loss) from unfunded post-retirement benefit obligation, net of tax	(193,281)				(193,281)	(193,281)
Total comprehensive income (loss)						(1,194,589)
Cash dividends ($ .29, $ .11 and $ .09 per share for the year 2009, 2010 and 2011 respectively)	(566,687)			(566,687)
Dividend declared ($ .10, $ .09 and $ .10 per share for the year 2009, 2010 and 2011 respectively)	(462,323)			(462,323)
Retirement of stock	(7,476)	(558)		(6,918)
Retirement of stock, shares		(558)
Balance at Dec. 31, 2010	101,356,862	5,151,139	65,780,254	33,302,381	(2,876,912)
Balance, shares at Dec. 31, 2010		5,151,139
Comprehensive Income:
Net income	1,202,834			1,202,834		1,202,834
Net unrealized gain (loss) on available for sale securities, net of tax	5,623,908				5,623,908	5,623,908
Reclassification adjustment for available for sale securities called or sold in current year, net of tax	(743,196)				(743,196)	(743,196)
Gain (Loss) from unfunded post-retirement benefit obligation, net of tax	3,180,468				3,180,468	3,180,468
Total comprehensive income (loss)						9,264,014
Cash dividends ($ .29, $ .11 and $ .09 per share for the year 2009, 2010 and 2011 respectively)	(462,323)			(462,323)
Dividend declared ($ .10, $ .09 and $ .10 per share for the year 2009, 2010 and 2011 respectively)	(513,692)			(513,692)
Retirement of stock	(192,560)	(14,221)		(178,339)
Retirement of stock, shares		(14,221)
Balance at Dec. 31, 2011	$ 109,452,301	$ 5,136,918	$ 65,780,254	$ 33,350,861	$ 5,184,268
Balance, shares at Dec. 31, 2011		5,136,918

Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends per share	$ 0.09	$ 0.11	$ 0.29
Dividends declared per share	$ 0.19	$ 0.2	$ 0.3
Undivided Profits
Cash dividends per share	$ 0.09	$ 0.11	$ 0.29
Dividends declared per share	$ 0.1	$ 0.09	$ 0.1

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,202,834	$ 1,484,963	$ 3,220,473
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,210,000	2,351,000	2,390,912
Provision for allowance for losses on loans	2,935,000	6,845,000	5,225,000
Write down of other real estate	711,006	77,350
Impairment loss on investments			149,517
(Gain) loss on other investments	(96,969)	109,933	(146,979)
Accretion of held to maturity securities	(2,736)	(2,833)	(2,754)
Gain on liquidation, sales and calls of securities	(1,126,055)	(1,690,670)	(869,123)
(Gain) loss on sales of other real estate	180,390	86,850	(150,058)
Gain on death benefits from life insurance	(469,740)		0
Increase in cash surrender value of life insurance	(501,268)	(531,283)	(535,342)
Change in accrued interest receivable	594,189	1,354,322	798,015
Change in other assets	4,061,169	(1,322,873)	(3,582,781)
Change in other liabilities	95,700	1,084,581	2,975,089
Net cash provided by operating activities	9,793,520	9,846,340	9,471,969
Cash flows from investing activities:
Proceeds from maturities, sales and calls of available for sale securities	358,537,612	403,092,553	277,022,490
Investment in available for sale securities	(341,857,583)	(380,565,980)	(251,622,168)
Proceeds from maturities of held to maturity securities	488,728	1,289,920	195,000
Investment in Federal Home Loan Bank stock	(299,500)		(2,945,200)
Redemption of other investments	93,040
Redemption of Federal Home Loan Bank stock		2,734,700
Proceeds from sales of other real estate	1,921,026	1,328,000	3,108,801
Loans, net change	(27,179,675)	41,339,949	(10,192,895)
Acquisition of premises and equipment	(489,069)	(688,355)	(209,626)
Proceeds from death benefits from life insurance	804,883
Investment cash surrender value of life insurance	(79,125)	(91,941)	(92,294)
Net cash provided by (used in) investing activities	(8,059,663)	68,438,846	15,264,108
Cash flows from financing activities:
Demand and savings deposits, net change	990,738	(799,677)	(46,314,551)
Time deposits made, net change	(16,691,171)	14,237,763	6,540,444
Cash dividends	(924,646)	(1,081,857)	(2,614,119)
Retirement of common stock	(192,560)	(7,476)	(2,366,559)
Borrowings from Federal Home Loan Bank	500,974,555	775,907,492	377,346,745
Repayments to Federal Home Loan Bank	(490,608,003)	(837,220,928)	(310,013,979)
Federal funds purchased and securities sold under agreements to repurchase, net change	17,498,948	(34,328,858)	(52,178,354)
Net cash provided by (used in) financing activities	11,047,861	(83,293,541)	(29,600,373)
Net increase (decrease) in cash and cash equivalents	12,781,718	(5,008,355)	(4,864,296)
Cash and cash equivalents, beginning of year	24,146,939	29,155,294	34,019,590
Cash and cash equivalents, end of year	$ 36,928,657	$ 24,146,939	$ 29,155,294

Business and Summary of Significant Accounting Policies:	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies: [Abstract]
BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

N O T E    A  -  B U S I N E S S    A N D    S U M M A R Y    O F    S I G N I F I C A N T    A C C O U N T I N G    P O L I C I E S :

Business of The Company

Peoples Financial Corporation (the “Company”) is a one-bank holding company headquartered in Biloxi, Mississippi. Its two operating subsidiaries are The Peoples Bank, Biloxi, Mississippi (the “Bank”), and PFC Service Corp. Its principal subsidiary is the Bank, which provides a full range of banking, financial and trust services to state, county and local government entities and individuals and small and commercial businesses operating in those portions of Mississippi, Louisiana and Alabama which are within a fifty mile radius of the Waveland, Wiggins and Gautier branches, the Bank’s three most outlying locations.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Accounting

The Company and its subsidiaries recognize assets and liabilities, and income and expense, on the accrual basis of accounting. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for loan losses, the valuation of other real estate acquired in connection with foreclosure or in satisfaction of loans, and valuation allowances associated with the realization of deferred tax assets, which are based on future taxable income.

New Accounting Pronouncements

ASU 2011-01 – Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (“ASU 2011-01”). ASU 2011-01 temporarily delayed the effective date of the disclosures surrounding troubled debt restructurings in Update 2010-20 for public companies. The Financial Accounting Standards Board (“FASB”) deliberated on what constitutes a troubled debt restructuring and coordinated that guidance with the effective date of the new disclosures, which are effective for interim and annual periods ending after June 15, 2011. It did not have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-02 – A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”). ASU 2011-02 provides additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011, and is to be applied retrospectively to the beginning of the annual period of adoption. As a result of applying ASU 2011-02, an entity may identify receivables that are newly considered impaired. It did not have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-04 – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 generally represents clarifications of Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASU 2011-04 results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011 for public companies. It is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-05 – Amendments to Topic 220, Comprehensive Income (“ASU 2011-05”). ASU 2011-05 grants an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and is to be adopted retrospectively. It is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-08 – Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 grants an entity the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. This conclusion can be used as a basis for determining whether it is necessary to perform the two-step goodwill impairment test required in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. It is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

Cash and Due from Banks

The Company is required to maintain average reserve balances in its vault or on deposit with the Federal Reserve Bank. The average amount of these reserve requirements was approximately $701,000, $587,000 and $542,000 for the years ending December 31, 2011, 2010 and 2009, respectively.

Securities

The classification of securities is determined by Management at the time of purchase. Securities are classified as held to maturity when the Company has the positive intent and ability to hold the security until maturity. Securities held to maturity are stated at amortized cost. Securities not classified as held to maturity are classified as available for sale and are stated at fair value. Unrealized gains and losses, net of tax, on these securities are recorded in shareholders’ equity as accumulated other comprehensive income. The amortized cost of available for sale securities and held to maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, determined using the interest method. Such amortization and accretion is included in interest income on securities. A decline in the market value of any investment below cost that is deemed to be other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established. The decline in value attributed to non-credit related factors is recognized in other comprehensive income. In estimating other-than-temporary losses, management considers the length of time and the extent to which the fair value has been less than cost, the financial condition and nature of the issuer, the cause of the decline, especially if related to a change in interest rates, and the intent and ability of the Company to retain the investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The specific identification method is used to determine realized gains and losses on sales of securities, which are reported as gain (loss) on sale and calls of securities in non-interest income.

Other Investments

Other investments include a low income housing partnership in which the Company is a 99% limited partner. The partnership has qualified to receive annual low income housing federal tax credits that are recognized as a reduction of the current tax expense. The investment is accounted for using the equity method.

Federal Home Loan Bank Stock

The Company is a member of the Federal Home Loan Bank of Dallas (“FHLB”) and as such is required to maintain a minimum investment in its stock that varies with the level of FHLB advances outstanding. The stock is bought from and sold to the FHLB based on its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment in accordance with GAAP.

Loans

The loan portfolio consists of commercial and industrial and real estate loans within the Company’s trade area in South Mississippi, Louisiana and Alabama that we have the intent and ability to hold for the foreseeable future or until maturity. The loan policy establishes guidelines relating to pricing, repayment terms, collateral standards including loan to value limits, appraisal and environmental standards, lending authority, lending limits and documentation requirements.

Loans are stated at the amount of unpaid principal, reduced by unearned income and the allowance for loan losses. Interest on loans is recognized on a daily basis over the terms of each loan based on the unpaid principal balance. Loan origination fees are recognized as income when received. Revenue from these fees is not material to the financial statements.

The Company continuously monitors its relationships with its loan customers in concentrated industries such as gaming and hotel/motel, as well as the exposure for out of area, land, development, construction and commercial real estate loans, and their direct and indirect impact on its operations. Loan delinquencies and deposit overdrafts are monitored on a monthly basis in order to identify developing problems as early as possible. Also on a monthly basis, a watch list of credits based on our loan grading system is prepared. Grades of A – F are applied to individual loans based on factors including repayment ability, financial condition of the borrower and payment performance. Loans with a grade of D – F, as well as some with a grade of C, are placed on the watch list of credits. The watch list is the primary tool for monitoring the credit quality of the loan portfolio. Once loans are determined to be past due, the loan officer and the loan collection department work vigorously to return the loans to a current status.

The Company places loans on a nonaccrual status when, in the opinion of Management, they possess sufficient uncertainty as to timely collection of interest or principal so as to preclude the recognition in reported earnings of some or all of the contractual interest. Accrued interest on loans classified as nonaccrual is reversed at the time the loans are placed on nonaccrual. Interest received on nonaccrual loans is applied against principal. Loans are restored to accrual status when the obligation is brought current or has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt. The placement of loans on and removal of loans from nonaccrual status must be approved by Management.

Generally, loans which become 90 days delinquent are reviewed relative to collectability. Unless such loans are in the process of terms revision to bring them to a current status or foreclosure or in the process of collection, those loans deemed uncollectible are charged off against the allowance account. That portion of a loan which is deemed uncollectible will be charged off against the allowance as a partial charge off. All charge offs must be approved by Management and are reported to the Board of Directors.

Allowance for Loan Losses

The allowance for loan losses (“ALL”) is a valuation account available to absorb losses on loans. The ALL is established through provisions for loan losses charged against earnings. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance for loan losses is based on Management’s evaluation of the loan portfolio under current economic conditions and is an amount that Management believes will be adequate to absorb probable losses on loans existing at the reporting date. On a quarterly basis, the Company’s problem asset committee meets to review the watch list of credits, which is formulated from the loan grading system. Members of this committee include loan officers, collection officers, the chief lending officer, the chief credit officer, the credit administration officer, the chief financial officer and the chief executive officer. The evaluation includes Management’s assessment of several factors: review and evaluations of specific loans, changes in the nature and volume of the loan portfolio, current and anticipated economic conditions and the related impact on specific borrowers and industry groups, a study of loss experience, a review of classified, nonperforming and delinquent loans, the estimated value of any underlying collateral, an estimate of the possibility of loss based on the risk characteristics of the portfolio, adverse situations that may affect the borrower’s ability to repay and the results of regulatory examinations. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant change.

The ALL consists of specific and general components. The specific component relates to loans that are classified as impaired. The general component of the allowance relates to loans that are not impaired. Changes to the components of the ALL are recorded as a component of the provision for loan losses. Management must approve changes to the ALL and must report its actions to the Board of Directors. The Company believes that its allowance for loan losses is appropriate at December 31, 2011.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructurings and performing and non-performing major loans for which full payment of principal or interest is not expected. A loan may be impaired but not on nonaccrual status when available information suggests that it is probable that the Bank may not receive all contractual principal and interest, however, the loan is still current and payments are received in accordance with the terms of the loan. Payments received for impaired loans not on nonaccrual status are applied to principal and interest.

All impaired loans are reviewed, at a minimum, on a quarterly basis. The Company calculates the specific allowance required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of its collateral. Most of the Company’s impaired loans are collateral-dependent.

The fair value of the collateral for collateral-dependent loans is based on appraisals performed by third-party valuation specialists, comparable sales and other estimates of fair value obtained principally from independent sources such as the Multiple Listing Service or county tax assessment valuations, adjusted for estimated selling costs. The Company has a Real Estate Appraisal Policy (the “Policy”) which is in compliance with the guidelines set forth in the “Interagency Appraisal and Evaluation Guidelines” which implement Title XI of the Financial Institutions Reform, Recovery and Enforcement Act of 1989 (“FIRREA”) and the revised “Interagency Appraisal and Evaluation Guidelines” issued in 2010. The Policy further requires that appraisals be in writing and conform to the Uniform Standards of Professional Appraisal Practice (“USPAP”). An appraisal prepared by a state-licensed or state-certified appraiser is required on all new loans secured by real estate in excess of $250,000. Loans secured by real estate in an amount of $250,000 or less, or that qualify for an exemption under FIRREA, must have a summary appraisal report or in-house evaluation, depending on the facts and circumstances. Factors including the assumptions and techniques utilized by the appraiser, which could result in a downward adjustment to the collateral value estimates indicated in the appraisal, are considered by the Company.

When Management determines that a loan is impaired and the loan is collateral-dependent, an evaluation of the fair value of the collateral is performed. The Company maintains established criteria for assessing whether an existing appraisal continues to reflect the fair value of the property for collateral-dependent loans. Appraisals are generally considered to be valid for a period of at least twelve months. However, appraisals that are less than 12 months old may need to be adjusted. Management considers such factors as the property type, property condition, current use of the property, current market conditions and the passage of time when determining the relevance and validity of the most recent appraisal of the property. If Management determines that the most recent appraisal is no longer valid, a new appraisal is ordered from an independent and qualified appraiser.

During the interim period between ordering and receipt of the new appraisal, Management considers if the existing appraisal should be discounted to determine the estimated fair value of collateral. Discounts are applied to the existing appraisal and take into consideration the property type, condition of the property, external market data, internal data, reviews of recently obtained appraisals and evaluations of similar properties, comparable sales of similar properties and tax assessment valuations. When the new appraisal is received and approved by Management, the valuation stated in the appraisal is used as the fair value of the collateral in determining impairment, if any. If the recorded investment in the impaired loan exceeds the measure of fair value, a valuation allowance is required as a specific component of the allowance for loan losses. Any specific reserves recorded in the interim are adjusted accordingly.

The general component of the ALL is the loss estimated by applying historical loss percentages to non-classified loans which have been divided into segments. These segments include gaming; residential and land development; real estate, construction; real estate, mortgage; commercial and industrial and all other. The loss percentages are based on each segment’s historical five year average loss experience which may be adjusted by qualitative factors such as changes in the general economy, or economy or real estate market in a particular geographic area or industry.

Bank Premises and Equipment

Bank premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed by the straight-line method based on the estimated useful lives of the related assets.

Other Real Estate

Other real estate (“ORE”) includes real estate acquired through foreclosure. Each other real estate property is carried at fair value, less estimated costs to sell. Fair value is principally based on appraisals performed by third-party valuation specialists. Any excess of the carrying value of the related loan over the fair value of the real estate at the date of foreclosure is charged against the allowance for loan losses. Any expense incurred in connection with holding such real estate or resulting from any writedowns in value subsequent to foreclosure is included in noninterest expense. When the other real estate property is sold, a gain or loss is recognized on the sale for the difference, if any, between the sales proceeds and the carrying amount of the property. If the fair value of the ORE, less estimated costs to sell at the time of foreclosure, decreases during the holding period, the ORE is written down with a charge to noninterest expense. All ORE properties are being actively marketed for sale and Management is continuously monitoring these properties in order to minimize any losses.

Trust Department Income and Fees

Corporate trust fees are accounted for on an accrual basis and personal trust fees are recorded when received.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities results in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies. The Company currently evaluates income tax positions judged to be uncertain. A loss contingency reserve is accrued if it is probable that the tax position will be challenged, it is probable that the future resolution of the challenge will confirm that a loss has been incurred, and the amount of such loss can be reasonably estimated.

Post-Retirement Benefit Plan

The Company accounts for its post-retirement benefit plan under Accounting Standards Codification (“Codification” or “ASC”) Topic 715, Retirement Benefits, (“ASC 715”). The under or over funded status of the Company’s post-retirement benefit plan is recognized as a liability or asset in the statement of condition. Changes in the plan’s funded status are reflected in other comprehensive income. Net actuarial gains and losses and adjustments to prior service costs that are not recorded as components of the net periodic benefit cost are charged to other comprehensive income.

Leases

All leases are accounted for as operating leases in accordance with the terms of the leases.

Earnings Per Share

Basic and diluted earnings per share are computed on the basis of the weighted average number of common shares outstanding, 5,136,918, 5,151,661 and 5,170,430 in 2011, 2010 and 2009, respectively.

Accumulated Other Comprehensive Income

At December 31, 2011, 2010 and 2009, accumulated other comprehensive income (loss) consisted of net unrealized gains (losses) on available for sale securities and over (under) funded liabilities related to the Company’s post-retirement benefit plan.

Statements of Cash Flows

The Company has defined cash and cash equivalents to include cash and due from banks and federal funds sold. The Company paid $3,222,385, $4,621,778 and $7,576,159 in 2011, 2010 and 2009, respectively, for interest on deposits and borrowings. Income tax payments totaled $755,000, $2,232,000 and $520,000 in 2011, 2010 and 2009, respectively. Loans transferred to other real estate amounted to $3,221,510, $5,715,037 and $4,082,874 in 2011, 2010 and 2009, respectively. Unrealized gains (losses) on available for sale securities of $7,395,018, $(3,767,077) and $(4,344,642), net of taxes of $2,514,306, $(1,280,806) and $(1,477,178), were included in accumulated other comprehensive income (loss) at December 31, 2011, 2010 and 2009, respectively. Gains (losses) from the unfunded post-retirement benefit obligation of $4,818,890, $(292,849) and $234,542, net of taxes of $1,638,422, $(99,568) and $92,434, were included in accumulated other comprehensive income (loss) at December 31, 2011, 2010 and 2009, respectively.

Fair Value Measurement

The Company reports certain assets and liabilities at their estimated fair value. These assets and liabilities are classified and disclosed in one of three categories based on the inputs used to develop the measurements. The categories, establish a hierarchy for ranking the quality and reliability of the information used to determine fair value.

Reclassifications

Certain reclassifications have been made to the prior year statements to conform to current year presentation. The reclassifications had no effect on prior year net income.

Securities:	12 Months Ended
Dec. 31, 2011
Securities: [Abstract]
SECURITIES:

N O T E    B  -  S E C U R I T I E S :

The amortized cost and fair value of securities at December 31, 2011, 2010, and 2009, respectively, are as follows (in thousands):

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
Available for sale securities:
Debt securities:
U.S. Treasuries	$53,995	$33		$(18)	$54,010
U.S. Government agencies	176,986	2,220		(26)	179,180
Morgage-backed securities	4,727	274			5,001
States and political subdivisions	37,914	2,163			40,077

Total debt securities	273,622	4,690		(44)	278,268
Equity securities	650				650

Total available for sale securities	$274,272	$4,690		$(44)	$278,918

Held to maturity securities:
States and political subdivisions	$1,429	$63	$		$1,492

Total held to maturity securities	$1,429	$63	$		$1,492

December 31, 2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
Available for sale securities:
Debt securities:
U.S. Treasuries	$26,957	$52		$(500)	$26,509
U.S. Government agencies	221,639	1,056		(4,099)	218,596
States and political subdivisions	40,579	1,114		(370)	41,323

Total debt securities	289,175	2,222		(4,969)	286,428
Equity securities	650				650

Total available for sale securities	$289,825	$2,222		$(4,969)	$287,078

Held to maturity securities:
States and political subdivisions	$1,915	$95	$		$2,010

Total held to maturity securities	$1,915	$95	$		$2,010

December 31, 2009	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
Available for sale securities:
Debt securities:
U.S. Treasuries	$23,987	$753	$		$24,740
U.S. Government agencies	216,473	695		(2,590)	214,578
Mortgage-backed securities	30,035	1,278		(51)	31,262
States and political subdivisions	39,291	1,179		(266)	40,204

Total debt securities	309,786	3,905		(2,907)	310,784
Equity securities	650				650

Total available for sale securities	$310,436	$3,905		$(2,907)	$311,434

Held to maturity securities:
States and political subdivisions	$3,202	$139	$		$3,341

Total held to maturity securities	$3,202	$139	$		$3,341

The amortized cost and fair value of debt securities at December 31, 2011, (in thousands) by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Available for sale securities:
Due in one year or less	$41,744	$41,762
Due after one year through five years	106,341	106,966
Due after five years through ten years	92,317	95,108
Due after ten years	28,493	29,431
Mortgage-backed securities	4,727	5,001

Totals	$273,622	$278,268

Held to maturity securities:
Due after one year through five years	$1,199	$1,262
Due after five years through ten years	230	230

Totals	$1,429	$1,492

Information pertaining to securities with gross unrealized losses at December 31, 2011, 2010 and 2009, respectively, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows (in thousands):

	Less than twelve months		Over twelve months			Total

December 31, 2011	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Treasuries	$ 16,976	$ 18	$	$	$ 16,976	$ 18
U.S. Government agencies	15,075	26			15,075	26

Total	$ 32,051	$ 44	$	$	$ 32,051	$ 44

	Less than twelve months		Over twelve months			Total

December 31, 2010	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Treasuries	$ 15,458	$ 500	$	$	$ 15,458	$ 500
U.S. Government agencies	138,076	4,099			138,076	4,099
States and political subdivisions	5,295	173	2,029	197	7,324	370

Total	$ 158,829	$ 4,772	$ 2,029	$ 197	$ 160,858	$ 4,969

	Less than twelve months		Over twelve months			Total

December 31, 2009	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agencies	$ 138,914	$ 2,590	$	$	$ 138,914	$ 2,590
States and political subdivisions	9,501	148	2,521	118	12,022	266
Mortgage-backed securities	4,856	51			4,856	51

Total	$ 153,271	$ 2,789	$ 2,521	$ 118	$ 155,792	$ 2,907

At December 31, 2011, 3 of 12 securities issued by the U.S. Treasury and 3 of the 38 securities issued by U.S. Government agencies contained unrealized losses.

Management evaluates securities for other-than-temporary impairment on a monthly basis. In performing this evaluation, the length of time and the extent to which the fair value has been less than cost, the fact that the Company’s securities are primarily issued by U.S. Treasury and U.S. Government Agencies and the cause of the decline in value are considered. In addition, the Company does not intend to sell and it is not more likely than not that we will be required to sell these securities before maturity. While some available for sale securities have been sold for liquidity purposes or for gains, the Company has traditionally held its securities, including those classified as available for sale, until maturity. As a result of this evaluation, the Company has determined that the declines summarized in the tables above are not deemed to be other-than-temporary.

Proceeds from sales of available for sale debt securities were $60,714,150, $33,993,865 and $89,175,320 during 2011, 2010 and 2009, respectively. Available for sale debt securities were sold and called in 2011, 2010 and 2009 for realized gains of $1,126,055, $1,690,670 and $869,123, respectively. During 2009, the Company recorded a loss of $149,517 from the other-than-temporary impairment of an equity investment.

Securities with a fair value of $278,540,119, $283,462,810 and $297,410,477 at December 31, 2011, 2010 and 2009, respectively were pledged to secure public deposits, federal funds purchases and other balances required by law.

The value of the Company’s investment in FHLB common stock is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted, (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance, (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB. While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the FHLB of Dallas has reported profits, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on its stock and make redemptions at par value. With consideration given to these factors, Management concluded that the stock was not impaired at December 31, 2011.

Loans:	12 Months Ended
Dec. 31, 2011
Loans: [Abstract]
LOANS:

N O T E   C  -  L O A N S :

The composition of the loan portfolio was as follows (in thousands):

	$000,000	$000,000	$000,000
December 31,	2011	2010	2009

Gaming	$57,219	$44,343	$69,938
Residential and land development	29,026	30,064	35,329
Real estate, construction	61,042	60,983	59,132
Real estate, mortgage	238,411	222,577	241,601
Commercial and industrial	33,950	36,464	40,114
Other	12,759	15,468	18,862

Totals	$432,407	$409,899	$464,976

In the ordinary course of business, the Company’s bank subsidiary extends loans to certain officers and directors and their personal business interests at, in the opinion of Management, the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans of similar credit risk with persons not related to the Company or its subsidiaries. These loans do not involve more than normal risk of collectability and do not include other unfavorable features.

An analysis of the activity with respect to such loans to related parties is as follows (in thousands):

	$000,000	$000,000	$000,000
Years Ended December 31,	2011	2010	2009

Balance, January 1	$5,836	$5,815	$6,807
January 1 balance, loans of officers and directors appointed during the year	123
New loans and advances	2,427	2,365	978
Repayments	(2,428)	(2,344)	(1,970)

Balance, December 31	$5,958	$5,836	$5,815

As part of its evaluation of the quality of the loan portfolio, Management monitors the Company’s credit concentrations on a monthly basis. Total outstanding concentrations were as follows (in thousands):

	$000,000	$000,000	$000,000
December 31,	2011	2010	2009

Gaming	$57,219	$44,343	$69,938
Hotel/motel	46,956	47,908	47,714
Out of area	26,171	42,790	46,697

The age analysis of the loan portfolio, segregated by class of loans, as of December 31, 2011, 2010 and 2009, respectively, was as follows (in thousands):

											Loans Past Due
	Number of Days Past Due										Greater Than 90 Days and Still

	30-59		60-89		Greater Than 90		Total Past Due		Current	Total Loans	Accruing

December 31, 2011:
Gaming	$		$		$		$		$57,219	$57,219	$
Residential and land development						24,161		24,161	4,865	29,026
Real estate, construction		2,084		1,395		6,364		9,843	51,199	61,042		376
Real estate, mortgage		13,569		2,341		12,963		28,873	209,538	238,411		1,314
Commercial and industrial		1,536		166		388		2,090	31,860	33,950		142
Other		184		23		131		338	12,421	12,759

Total		$17,373		$3,925		$44,007		$65,305	$367,102	$432,407		$1,832

December 31, 2010:
Gaming	$		$			$2,808		$2,808	$41,535	$44,343	$
Residential and land development		2,282				2,317		4,599	25,465	30,064
Real estate, construction		8,042		4,433		10,431		22,906	38,077	60,983		1,991
Real estate, mortgage		18,480		4,640		5,140		28,260	194,317	222,577		955
Commercial and industrial		1,558		98		41		1,697	34,767	36,464		14
Other		274		34		1		309	15,159	15,468		1

Total		$30,636		$9,205		$20,738		$60,579	$349,320	$409,899		$2,961

December 31, 2009:
Gaming	$		$		$		$		$69,938	$69,938	$
Residential and land development		17,171				5,986		23,157	12,172	35,329
Real estate, construction		2,004		102		130		2,236	56,896	59,132
Real estate, mortgage		15,090		2,611		9,325		27,026	214,575	241,601		3,560
Commercial and industrial		231		27		610		868	39,246	40,114		610
Other		184		55		48		287	18,575	18,862		48

Total		$34,680		$2,795		$16,099		$53,574	$411,402	$464,976		$4,218

The Company monitors the credit quality of its loan portfolio through the use of a loan grading system. A score of 1 – 5 is assigned to the loan based on factors including repayment ability, trends in net worth and/or financial condition of the borrower and guarantors, employment stability, management ability, loan to value fluctuations, the type and structure of the loan, conformity of the loan to bank policy and payment performance. Based on the total score, a loan grade of A – F is applied. A grade of A will generally be applied to loans for customers that are well known to the Company and that have excellent sources of repayment. A grade of B will generally be applied to loans for customers that have excellent sources of repayment which have no identifiable risk of collection. A grade of C will generally be applied to loans for customers that have adequate sources of repayment which have little identifiable risk of collection. Loans with a grade of C may be placed on the watch list if weaknesses are not resolved which could result in potential loss or for other circumstances that require monitoring. A grade of D will generally be applied to loans for customers that are inadequately protected by current sound net worth, paying capacity of the borrower, or pledged collateral. Loans with a grade of D have unsatisfactory characteristics such as cash flow deficiencies, bankruptcy filing by the borrower or dependence on the sale of collateral for the primary source of repayment, causing more than acceptable levels of risk. Loans 60 to 89 days past due receive a grade of D. A grade of E will generally be applied to loans for customers with weaknesses inherent in the D classification and in which collection or liquidation in full is questionable. All loans 90 days or more past due are rated E. A grade of F is applied to loans which are considered uncollectible and of such little value that their continuance in an active bank is not warranted. Loans with this grade are charged off, even though partial or full recovery may be possible in the future. All loans 180 days or more past due are rated F and charged off unless the Bank is in the process of collection.

An analysis of the loan portfolio by loan grade, segregated by class of loans, as of December 31, 2011, 2010 and 2009, respectively, is as follows (in thousands):

	0000		0000	0000	0000		0000	0000
	Loans With A Grade Of:

December 31, 2011:	A or B	C		D	E	F		Total

Gaming	$41,817	$		$	$15,402	$		$57,219
Residential and land development	4,865			51	24,110			29,026
Real estate, construction	50,798		357	3,695	6,192			61,042
Real estate, mortgage	197,509		2,862	25,870	12,170			238,411
Commercial and industrial	23,972		6,551	3,077	350			33,950
Other	12,268		40	384	67			12,759

Total	$331,229		$9,810	$33,077	$58,291	$		$432,407

	Loans With A Grade Of:

December 31, 2010:	A or B	C		D	E	F		Total

Gaming	$27,397	$		$6,413	$10,533	$		$44,343
Residential and land development	25,666		864	3,102	432			30,064
Real estate, construction	52,417		315	7,716	535			60,983
Real estate, mortgage	184,963		8,248	25,669	3,697			222,577
Commercial and industrial	33,703		289	2,323	149			36,464
Other	15,232		40	196				15,468

Total	$339,378		$9,756	$45,419	$15,346	$		$409,899

	Loans With A Grade Of:

December 31, 2009:	A or B	C		D	E	F		Total

Gaming	$53,797	$		$6,298	$9,843	$		$69,938
Residential and land development	27,622			1,721	5,986			35,329
Real estate, construction	53,875		732	3,515	1,010			59,132
Real estate, mortgage	196,408		12,693	26,243	6,257			241,601
Commercial and industrial	36,804		414	2,896				40,114
Other	18,575		56	174	26		31	18,862

Total	$387,081		$13,895	$40,847	$23,122		$31	$464,976

Total loans on nonaccrual as of December 31, 2011, 2010 and 2009, respectively, was as follows (in thousands):

	000000000000	000000000000	000000000000
December 31,	2011	2010	2009

Gaming	$15,402	$10,222	$9,843
Residential and land development	24,110	632	5,386
Real estate, construction	6,042	387	1,010
Real estate, mortgage	11,662	3,268	5,764
Commercial and Industrial	246	27
Other	131	1	2

Total	$57,593	$14,537	$22,005

During 2011 and 2010, the Company modified certain loans by granting interest rate concessions to these customers. These loans are classified as troubled debt restructurings. These loans are all in compliance with their modified terms and are currently accruing. Troubled debt restructurings as of December 31, 2011 and 2010 were as follows (in thousands except for number of contracts):

	Numbers of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Related Allowance

December 31, 2011:
Real estate, construction	3	$1,075	$1,075	$112
Real estate, mortgage	5	9,916	9,916	809
Commercial and industrial	1	706	706

Total	9	$11,697	$11,697	$921

December 31, 2010:
Real estate, construction	1	$186	$186	$116
Real estate, mortgage	1	516	516	110

Total	2	$702	$702	$226

Impaired loans, segregated by class of loans, as of December 31, 2011, 2010 and 2009, respectively, were as follows (in thousands):

	000000000000000000	000000000000000000	000000000000000000	000000000000000000
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Investment

December 31, 2011:
With no related allowance recorded:
Gaming	$15,402	$15,402	$	$12,488
Residential and land development	24,941	21,746		7,382
Real estate, construction	4,743	4,711		297
Real estate, mortgage	9,965	9,957		1,111
Commercial and industrial	864	864		413
Other	5	5

	55,920	52,685		21,691
With an allowance recorded:
Residential and land development	2,364	2,364	900
Real estate, construction	2,406	2,406	720	185
Real estate, mortgage	12,552	11,621	1,314	5,971
Commercial and industrial	88	88	77
Other	126	126	17	31

	17,536	16,605	3,028	6,187
Total by class of loans:
Gaming	15,402	15,402		12,488
Residential and land development	27,305	24,110	900	7,382
Real estate, construction	7,149	7,117	720	482
Real estate, mortgage	22,517	21,578	1,314	7,082
Commercial and industrial	952	952	77	413
Other	131	131	17	31

Total	$73,456	$69,290	$ 3,028	$27,878

December 31, 2010:
With no related allowance recorded:
Real estate, mortgage	$1,891	$1,843	$	$1,116

	1,891	1,843		1,116
With an allowance recorded:
Gaming	10,533	10,222	107	9,363
Residential and land development	4,313	632	8	2,693

Real estate, construction	573	573	179	199

Real estate, mortgage	2,871	1,941	649	1,251
Commercial and industrial	27	27	1	8
Other	1	1	1	1

	18,318	13,396	945	13,515
Total by class of loans:
Gaming	10,533	10,222	107	9,363
Residential and land development	4,313	632	8	2,693
Real estate, construction	573	573	179	199
Real estate, mortgage	4,762	3,784	649	2,367
Commercial and industrial	27	27	1	8
Other	1	1	1	1

Total	$20,209	$15,239	$945	$14,631

December 31, 2009:
With an allowance recorded:
Gaming	$9,843	$9,843	$98	$9,512
Residential and land development	11,085	5,386	844	8,976
Real estate, construction	1,010	1,010	10	1,010
Real estate, mortgage	6,262	5,764	942	6,052
Other	2	2	1	2

Total	$28,202	$22,005	$ 1,895	$25,552

No material interest income was recognized on impaired loans for the years ended December 31, 2011, 2010 and 2009, respectively.

Transactions in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009, respectively, and the balances of loans individually and collectively evaluated for impairment at December 31, 2011, 2010 and 2009, respectively, were as follows (in thousands):

	Gaming		Residential and Land Development		Real Estate, Construction	Real Estate, Mortgage	Commercial and Industrial	Other	Total

December 31, 2011:
Allowance for Loan Losses:
Beginning Balance		$465		$1,070	$1,020	$3,413	$480	$202	$6,650
Charge-offs					(276)	(1,126)	(95)	(175)	(1,672)
Recoveries		35			32	48	24	84	223
Provision		(43)		11	161	2,465	148	193	2,935

Ending Balance		$457		$1,081	$937	$4,800	$557	$304	$8,136

Allowance for Loan Losses:
Ending balance: individually evaluated for impairment	$			$900	$853	$1,953	$349	$57	$4,112

Ending balance: collectively evaluated for impairment		$457		$181	$84	$2,847	$208	$247	$4,024

Total Loans:
Ending balance: individually evaluated for impairment		$15,677		$24,110	$9,660	$37,988	$9,493	$3,013	$99,941

Ending balance: collectively evaluated for impairment		$41,542		$4,916	$51,382	$200,423	$24,457	$9,746	$332,466

December 31, 2010:
Allowance for Loan Losses:
Beginning Balance		$699		$1,198	$1,019	$3,549	$1,245	$118	$7,828
Charge-offs		(311)		(4,040)	(744)	(2,622)	(348)	(226)	(8,291)
Recoveries					61	84	14	109	268
Provision		77		3,912	684	2,402	(431)	201	6,845

Ending Balance		$465		$1,070	$1,020	$3,413	$480	$202	$6,650

Allowance for Loan Losses:
Ending balance: individually evaluated for impairment	$		$		$301	$1,332	$201	$9	$1,843

Ending balance: collectively evaluated for impairment		$465		$1,070	$719	$2,081	$279	$193	$4,807

Total Loans:
Ending balance: individually evaluated for impairment		$10,222		$632	$1,140	$7,337	$404	$12	$19,747

Ending balance: collectively evaluated for impairment		$34,121		$29,432	$59,843	$215,240	$36,060	$15,456	$390,152

December 31, 2009:
Allowance for Loan Losses:
Beginning Balance		$711		$2,763	$2,438	$3,385	$1,479	$338	$11,114
Charge-offs				(6,578)	(417)	(1,576)	(104)	(405)	(9,080)
Recoveries						77	85	407	569
Provision		(12)		5,013	(1,002)	1,663	(215)	(222)	5,225

Ending Balance		$699		$1,198	$1,019	$3,549	$1,245	$118	$7,828

Allowance for Loan Losses:
Ending balance: individually evaluated for impairment	$			$809	$500	$1,919	$1,015	$28	$4,271

Ending balance: collectively evaluated for impairment		$699		$389	$519	$1,630	$230	$90	$3,557

Total Loans:
Ending balance: individually evaluated for impairment		$9,843		$5,386	$3,338	$10,732	$1,128	$55	$30,482

Ending balance: collectively evaluated for impairment		$60,095		$29,943	$55,794	$230,869	$38,986	$18,807	$434,494

Bank Premises and Equipment:	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment: [Abstract]
BANK PREMISES AND EQUIPMENT:

N O T E  D - B A N K   P R E M I S E S   A N D   E Q U I P M E N T :

Bank premises and equipment are shown as follows (in thousands):

	000000000000	000000000000	000000000000	000000000000

December 31,	Estimated Useful Lives	2011	2010	2009
Land		$5,985	$5,985	$5,986
Buildings	5 –40 years	30,494	30,359	30,233
Furniture, fixtures and equipment	3 –10 years	14,377	14,037	15,378

Totals, at cost		50,856	50,381	51,597
Less: Accumulated depreciation		22,821	20,625	20,178

Totals		$28,035	$29,756	$31,419

Other Real Estate:	12 Months Ended
Dec. 31, 2011
Other Real Estate: [Abstract]
OTHER REAL ESTATE:

N O T E   E - O T H E R   R E A L   E S T A T E :

The Company’s other real estate consisted of the following as of December 31, 2011, 2010 and 2009, respectively (in thousands):

December 31,		2011			2010			2009

	Number of			Number of			Number of
	Properties		Balance	Properties		Balance	Properties		Balance

Construction, land development and other land	8		$1,544	11		$1,744	8		$694
1-4 family residential properties	8		821	9		778	8		827
Non farm non residential	16		3,788	4		3,222

Total	32		$6,153	24		$5,744	16		$1,521

Deposits:	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS:

N O T E   F - D E P O S I T S :

At December 31, 2011, the scheduled maturities of time deposits (in thousands) are as follows:

2012	$147,282
2013	11,153
2014	3,012
2015	1,915
2016	2,177

Total	$165,539

Time deposits of $100,000 or more at December 31, 2011 included brokered deposits of $24,262,000, of which $22,696,000 matures in 2012 and the remaining balance matures in 2013.

Deposits held for related parties amounted to $7,499,805, $9,448,582 and $9,889,556 at December 31, 2011, 2010 and 2009, respectively.

Overdrafts totaling $679,220, $3,027,718 and $740,320 were reclassified as loans at December 31, 2011, 2010 and 2009, respectively.

Federal Funds Purchased and Securities Sold Under Agreements To Repurchase:	12 Months Ended
Dec. 31, 2011
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase:/Borrowings: [Abstract]
FEDERAL FUNDS PURCHASED AND SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE:

N O T E   G - F E D E R A L   F U N D S   P U R C H A S E D   A N D   S E C U R I T I E S   S O L D   U N D E R   A G R E E M E N T S   T O   R E P U R C H A S E :

At December 31, 2011, the Company had facilities in place to purchase federal funds up to $72,900,000 under established credit arrangements. At December 31, 2011, 2010 and 2009, federal funds purchased and securities sold under agreements to repurchase included funds invested by customers in a non-deposit product of the bank subsidiary of $157,600,967, $124,802,000 and $167,280,777, respectively. These accounts are non-insured, non-deposit accounts which allow customers to earn interest on their account with no restrictions as to the number of transactions. They are set up as sweep accounts with no check-writing capabilities and require the customer to have at least one operating deposit account.

Borrowings:	12 Months Ended
Dec. 31, 2011
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase:/Borrowings: [Abstract]
BORROWINGS:

N O T E   H - B O R R O W I N G S :

At December 31, 2011, the Company was able to borrow up to $37,399,199 from the Federal Reserve Bank Discount Window Primary Credit Program. The borrowing limit is based on the amount of collateral pledged, with certain loans from the Bank’s portfolio serving as collateral. Borrowings bear interest at 25 basis points over the current fed funds rate and have a maturity of one day. There was no outstanding balance at December 31, 2011.

At December 31, 2011, the Company had $53,323,568 outstanding in advances under a $118,212,202 line of credit with the Federal Home Loan Bank of Dallas (“FHLB”). One advance in the amount of $19,000,000 bears interest at a fixed rate of .12%. One advance in the amount of $10,000,000 bears interest at a fixed rate of .14%. Two advances totaling $20,000,000 bear interest at .12%. One advance in the amount of $1,200,000 bears interest at a fixed rate of .20%. All of these advances mature in 2012. The remaining balance consists of smaller advances bearing interest from 3.04% to 7.00% with maturity dates from 2015 – 2042. The advances are collateralized by a blanket floating lien on the Company’s residential first mortgage loans which totaled $58,903,986 at December 31,2011.

Notes Payable:	12 Months Ended
Dec. 31, 2011
Notes Payable: [Abstract]
NOTES PAYABLE:

N O T E   I - N O T E S    P A Y A B L E :

The Company had a $5,000,000 unsecured line of credit with Silverton Bank, N.A. The line bore interest at .50% under Wall Street Journal Prime and required interest only payments quarterly with all principal and accrued interest due at maturity, which was July 6, 2009. The Company had a $2,500,000 unsecured line of credit with Mississippi National Bankers Bank. The line bore interest at Wall Street Journal Prime with a floor of 4.00% and required interest only payments quarterly with all principal and accrued interest due at maturity, which was March 11, 2010.

Income Taxes:	12 Months Ended
Dec. 31, 2011
Income Taxes: [Abstract]
INCOME TAXES:

N O T E   J   -   I N C O M E   T A X E S :

Deferred taxes (or deferred charges) as of December 31, 2011, 2010 and 2009, included in other assets or other liabilities, were as follows (in thousands):

	$00000000,	$00000000,	$00000000,

December 31,	2011	2010	2009
Deferred tax assets:
Allowance for loan losses	$2,777	$2,261	$2,661
Employee benefit plans’ liabilities	3,846	3,368	3,005
Unrealized loss on available for sale securities charged from equity		934
Earned retiree health benefits plan liability	1,673	1,454	1,225
Unearned retiree health benefits plan liability		364	299
Other	781	423	540

Deferred tax assets	9,077	8,804	7,730

Deferred tax liabilities:
Unrealized gain on available for sale securities, charged to equity	1,580		339
Unearned retiree health benefit plan asset	1,086
Bank premises and equipment	5,720	6,071	6,547
Other	343	370	489

Deferred tax liabilities	8,729	6,441	7,375

Net deferred taxes	$348	$2,363	$355

Income taxes consist of the following components (in thousands):

	$000000000	$000000000	$000000000
Years Ended December 31,	2011	2010	2009
Current	$721	$(119)	$(208)
Deferred	(1,925)	(604)	1,162

Totals	$(1,204)	$(723)	$954

Income taxes amounted to less than the amounts computed by applying the U.S. Federal income tax rate of 34.0% for 2011, 2010 and 2009 to earnings before income taxes. The reason for these differences is shown below (in thousands):

	$00000000000	$00000000000	$00000000000	$00000000000	$00000000000	$00000000000
Years Ended December 31,	2011 Amount	%	2010 Amount	%	2009 Amount	%
Taxes computed at statutory rate	$(1)	34.0	$259	34.0	$1,419	34.0
Increase (decrease) resulting from:
Tax-exempt interest income	(557)		(428)	(56.2)	(385)	(9.2)
Increase in cash surrender value	(170)		(181)	(23.8)	(183)	(4.4)
Federal tax credits	(366)		(366)	(48.1)	(129)	(3.1)
Deferred expense adjustment					228	5.5
Death benefits on life insurance	(159)
Other	49		(7)	(0.9)	4	0.1

Total income tax expense (benefit)	$(1,204)		$(723)	(95.0)	$954	22.9

The Company has reviewed its income tax positions and specifically considered the recognition and measurement requirements of the benefits recorded in its financial statements for tax positions taken or expected to be taken in its tax returns. Based on its evaluation of these tax positions for its open tax years, the Company believes that it is more likely than not we will realize the net deferred tax asset and it has not recorded any tax liability for uncertain tax positions as of December 31, 2011, 2010 and 2009.

Shareholders' Equity:	12 Months Ended
Dec. 31, 2011
Shareholders' Equity: [Abstract]
SHAREHOLDERS' EQUITY:

N O T E   K - S H A R E H O L D E R S ’   E Q U I T Y :

Shareholders’ equity of the Company includes the undistributed earnings of the bank subsidiary. Dividends to the Company’s shareholders can generally be paid only from dividends paid to the Company by its bank subsidiary. Consequently, dividends are dependent upon the earnings, capital needs, regulatory policies and statutory limitations affecting the bank subsidiary. Dividends paid by the bank subsidiary are subject to the approval of the Commissioner of Banking and Consumer Finance of the State of Mississippi and the Federal Deposit Insurance Corporation. At December 31, 2011, approximately $24,162,449 of undistributed earnings of the bank subsidiary included in consolidated surplus and retained earnings was available for future distribution to the Company as dividends. Dividends paid by the Company are subject to the approval of the Federal Reserve Bank (“FRB”).

On September 24, 2008, the Board approved the repurchase of up to 2.50% of the outstanding shares of the Company’s common stock. As a result of this repurchase plan, which was completed during 2009, 132,588 shares were repurchased and retired. On February 25, 2009, the Board approved the repurchase of up to 3% of the outstanding shares of the Company’s common stock. As a result of this repurchase plan, 34,024 shares were repurchased and retired as of December 31, 2011. On December 28, 2011, the Company’s Board of Directors approved a semi-annual dividend of $.10 per share. This dividend has a record date of January 10, 2012 and a distribution date of January 17, 2012.

The bank subsidiary is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by the regulators that, if undertaken, could have a direct material effect on the bank subsidiary’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the bank subsidiary must meet specific capital guidelines that involve quantitative measures of the bank subsidiary’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The bank subsidiary’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the bank subsidiary to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets, and Tier 1 capital to average assets.

As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized the bank subsidiary as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the bank subsidiary must have a Total risk-based capital ratio of 10.00% or greater, a Tier 1 risk-based capital ratio of 6.00% or greater and a Leverage capital ratio of 5.00% or greater. There are no conditions or events since that notification that Management believes have changed the bank subsidiary’s category.

The Company’s actual capital amounts and ratios and required minimum capital amounts and ratios for 2011, 2010 and 2009, are as follows (in thousands):

		Actual		For Capital Adequacy Purposes
	Amount		Ratio	Amount	Ratio
December 31, 2011:
Total Capital (to Risk Weighted Assets)	$110,762		20.86%	$42,475	8.00%
Tier 1 Capital (to Risk Weighted Assets)	104,116		19.61%	21,238	4.00%
Tier 1 Capital (to Average Assets)	104,116		12.84%	32,436	4.00%

December 31, 2010:
Total Capital (to Risk Weighted Assets)	$110,435		22.26%	$39,691	8.00%
Tier 1 Capital (to Risk Weighted Assets)	104,233		21.01%	19,846	4.00%
Tier 1 Capital (to Average Assets)	104,233		12.40%	33,616	4.00%

December 31, 2009:
Total Capital (to Risk Weighted Assets)	$111,060		19.08%	$46,559	8.00%
Tier 1 Capital (to Risk Weighted Assets)	103,785		17.83%	23,280	4.00%
Tier 1 Capital (to Average Assets)	103,785		11.47%	36,194	4.00%

The bank subsidiary’s actual capital amounts and ratios and required minimum capital amounts and ratios for 2011, 2010 and 2009, are as follows (in thousands):

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized

	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2011:
Total Capital (to Risk Weighted Assets)	$ 108,149	20.40%	$42,413	8.00%	$53,014	10.00%
Tier 1 Capital (to Risk Weighted Assets)	101,503	19.15%	21,207	4.00%	31,809	6.00%
Tier 1 Capital (to Average Assets)	101,503	12.56%	32,332	4.00%	40,407	5.00%

December 31, 2010:
Total Capital (to Risk Weighted Assets)	$ 105,255	21.41%	$39,320	8.00%	$49,162	10.00%
Tier 1 Capital (to Risk Weighted Assets)	99,111	20.16%	19,660	4.00%	29,497	6.00%
Tier 1 Capital (to Average Assets)	99,111	11.86%	33,431	4.00%	41,784	5.00%

December 31, 2009:
Total Capital (to Risk Weighted Assets)	$ 105,728	18.31%	$46,184	8.00%	$57,743	10.00%
Tier 1 Capital (to Risk Weighted Assets)	98,512	17.06%	23,092	4.00%	34,646	6.00%
Tier 1 Capital (to Average Assets)	98,512	10.94%	36,006	4.00%	45,024	5.00%

Other Income and Expenses:	12 Months Ended
Dec. 31, 2011
Other Income and Expenses: [Abstract]
OTHER INCOME AND EXPENSES:

N O T E     L  –  O T H E R     I N C O M E     A N D     E X P E N S E S :

Other income consisted of the following (in thousands):

	$00000	$00000	$00000
Years Ended December 31,	2011	2010	2009
Other service charges, commissions and fees	$78	$84	$83
Rentals	392	400	484
Other	45	61	153

Totals	$515	$545	$720

Other expenses consisted of the following (in thousands):

Years Ended December 31,	2011	2010	2009
Advertising	$506	$580	$583
Data processing	858	567	380
FDIC and state banking assessments	1,688	1,510	1,429
Legal and accounting	600	839	518
Other real estate	1,350	411	161
ATM expense	1,973	2,024	2,038
Trust expense	331	298	326
Other	1,709	1,738	1,683

Totals	$9,015	$7,967	$7,118

Financial Instruments With Off Balance Sheet Risk:	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off Balance Sheet Risk:
FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK:

N O T E     M  –  F I N A N C I A L    I N S T R U M E N T S    W I T H    O F F – B A L A N C E – S H E E T     R I S K :

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and irrevocable letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract amounts of those instruments reflect the extent of involvement the bank subsidiary has in particular classes of financial instruments. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and irrevocable letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any conditions established in the agreement. Irrevocable letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Commitments and irrevocable letters of credit generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments and irrevocable letters of credit may expire without being drawn upon, the total amounts do not necessarily represent future cash requirements. The Company evaluated each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained upon extension of credit is based on Management’s credit evaluation of the customer. Collateral obtained varies but may include equipment, real property and inventory.

The Company generally grants loans to customers in its primary trade area of Harrison, Hancock, Jackson and Stone counties.

At December 31, 2011, 2010 and 2009, the Company had outstanding irrevocable letters of credit aggregating $3,094,258, $4,564,004 and $6,037,976, respectively. At December 31, 2011, 2010 and 2009, the Company had outstanding unused loan commitments aggregating $76,421,050, $110,667,857 and $97,882,869, respectively. Approximately $42,051,000, $71,244,000 and $63,298,000 of outstanding commitments were at fixed rates and the remainder were at variable rates at December 31, 2011, 2010 and 2009, respectively.

Contingencies:	12 Months Ended
Dec. 31, 2011
Contingencies: [Abstract]
CONTINGENCIES:

N O T E     N  –  C O N T I N G E N C I E S :

The bank is involved in various legal matters and claims which are being defended and handled in the ordinary course of business. None of these matters is expected, in the opinion of Management, to have a material adverse effect upon the financial position or results of operations of the Company.

Condensed Parent Company Only Financial Information:	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Information: [Abstract]
CONDENSED PARENT COMPANY ONLY FINANCIAL INFORMATION:

N O T E     O  –  C O N D E N S E D    P A R E N T    C O M P A N Y    O N L Y    F I N A N C I A L    I N F O R M A T I O N :

Peoples Financial Corporation began its operations September 30, 1985, when it acquired all the outstanding stock of The Peoples Bank, Biloxi, Mississippi. A condensed summary of its financial information is shown below.

C O N D E N S E D     B A L A N C E     S H E E T S     ( I N     T H O U S A N D S ) :

	$,0000000	$,0000000	$,0000000
December 31,	2011	2010	2009
Assets
Investments in subsidiaries, at underlying equity:
Bank subsidiary	$104,731	$96,386	$98,467
Nonbank subsidiary	1	1	1
Cash in bank subsidiary	808	957	1,103
Other assets	4,588	4,637	4,694

Total assets	$110,128	$101,981	$104,265

Liabilities and Shareholders’ Equity
Other liabilities	$676	$624	$677

Total liabilities	676	624	677
Shareholders’ equity	109,452	101,357	103,588

Total liabilities and shareholders’ equity	$110,128	$101,981	$104,265

C O N D E N S E D     S T A T E M E N T S    O F    I N C O M E    ( I N    T H O U S A N D S ) :

	$,0000000	$,0000000	$,0000000
Years Ended December 31,	2011	2010	2009
Income
Earnings of bank subsidiary:
Distributed earnings	$898	$1,000	$5,800
Undistributed earnings	285	599	(2,511)
Other income	110	(96)	7

Total income	1,293	1,503	3,296

Expenses
Other	95	71	71

Total expenses	95	71	71

Income before income taxes	1,198	1,432	3,225
Income tax (benefit)	(5)	(53)	5

Net income	$1,203	$1,485	$3,220

C O N D E N S E D    S T A T E M E N T S    O F    C A S H    F L O W S    ( I N    T H O U S A N D S ) :

	$,00000000	$,00000000	$,00000000	$,00000000	$,00000000
Years Ended December 31,	2011		2010		2009
Cash flows from operating activities:
Net income	$1,203		$1,485		$3,220
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on other investments	(97)		110		(147)
Impairment loss on equity investments					150
Undistributed income of consolidated subsidiaries	(285)		(599)		2,510
Change in assets and liabilities:
Other assets	54		(53)		5

Net cash provided by operating activities	875		943		5,738

Cash flows from investing activities:
Investment in equity securities					(150)
Redemption of equity securities	93

Net cash provided (used in) by investing activities	93				(150)

Advances on line of credit					1,500
Principal payments on line of credit					(1,500)
Retirement of stock	(193)		(7)		(2,367)
Dividends paid	(924)		(1,082)		(2,614)

Net cash used in financing activities	$(1,117)		$(1,089)		$(4,981)

Net increase (decrease) in cash	(149)		(146)		607
Cash, beginning of year	957		1,103		496

Cash, end of year	$808		$957		$1,103

Peoples Financial Corporation paid income taxes of $755,000, $2,232,000 and $520,000 in 2011, 2010 and 2009, respectively. No interest was paid during the three years ended December 31, 2011.

Employee Benefit Plans:	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans: [Abstract]
EMPLOYEE BENEFIT PLANS:

N O T E     P  –  E M P L O Y E E    B E N E F I T    P L A N S :

The Company sponsors the Peoples Financial Corporation Employee Stock Ownership Plan (“ESOP”). Employees who are in a position requiring at least 1,000 hours of service during a plan year and who are 21 years of age are eligible to participate in the ESOP. The Plan included 401(k) provisions and the former Gulf National Bank Profit Sharing Plan. Effective January 1, 2001, the ESOP was amended to separate the 401(k) funds into the Peoples Financial Corporation 401(k) Profit Sharing Plan. The separation had no impact on the eligibility or benefits provided to participants of either plan. The 401(k) provides for a matching contribution of 75% of the amounts contributed by the employee (up to 6% of compensation). Contributions are determined by the Board of Directors and may be paid either in cash or Peoples Financial Corporation capital stock. Total contributions to the plans charged to operating expense were $270,000, $380,000 and $400,000 in 2011, 2010 and 2009, respectively.

Compensation expense of $8,426,829, $8,548,297 and $9,091,240 was the basis for determining the ESOP contribution allocation to participants for 2011, 2010 and 2009, respectively. The ESOP held 429,158, 441,316 and 445,884 allocated shares at December 31, 2011, 2010 and 2009, respectively.

The Company established an Executive Supplemental Income Plan and a Directors’ Deferred Income Plan, which provide for pre-retirement and post-retirement benefits to certain key executives and directors. Benefits under the Executive Supplemental Income Plan are based upon the position and salary of the officer at retirement or death. Normal retirement benefits under the plan are equal to 67% of salary for the president and chief executive officer, 58% of salary for the executive vice president and 50% of salary for all other executive officers and are payable monthly over a period of fifteen years. Under the Directors’ Deferred Income Plan, the directors are given an opportunity to defer receipt of their annual directors’ fees until age sixty-five. For those who choose to participate, benefits are payable monthly for ten years beginning the first day of the month following the director’s normal retirement date. The normal retirement date is the later of the normal retirement age (65) or separation of service. Interest on deferred fees accrues at an annual rate of ten percent, compounded annually. The Company has acquired insurance policies, with the bank subsidiary as owner and beneficiary, which it may use as a source to pay potential benefits to the plan participants. These contracts are carried at their cash surrender value, which amounted to $14,833,939, $14,667,545 and $14,167,091 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans, using an interest rate of 5.25% in 2011 and 6.00% in 2010 and 2009 and the interest ramp-up method in 2011, 2010 and 2009, has been accrued. The accrual amounted to $9,764,957, $8,723,365 and $7,768,888 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

The Company also has additional plans for non-vested post-retirement benefits for certain key executives. The Company has acquired insurance policies, with the bank subsidiary as owner and beneficiary, which it may use as a source to pay potential benefits to the plan participants. These contracts are carried at their cash surrender value, which amounted to $997,133, $890,086 and $793,434 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans using an interest rate of 5.25% in 2011 and 6.00% in 2010 and 2009, and the projected unit cost method has been accrued. The accrual amounted to $1,314,727, $936,566 and $835,249 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

Additionally, there are two endorsement split dollar policies, with the bank subsidiary as owner and beneficiary, which provide a guaranteed death benefit to the participants’ beneficiaries. These contracts are carried at their cash surrender value, which amounted to $255,166, $248,087 and $241,059 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans using an interest rate of 6.00% in 2011, 2010 and 2009 and the projected unit cost method has been accrued. The accrual amounted to $78,142, $73,602 and $66,717 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

The Company has additional plans for non-vested post-retirement benefits for directors. The Company has acquired insurance policies, with the bank subsidiary as owner and beneficiary, which it may use as a source to pay potential benefits to the plan participants. These contracts are carried at their cash surrender value, which amounted to $118,787, $139,703 and $127,810 at December 31, 2011, 2010 and 2009, respectively. The present value of accumulated benefits under these plans using an interest rate of 5.25% in 2011 and 6.00% in 2010 and 2009, and the projected unit cost method has been accrued. The accrual amounted to $152,781, $172,199 and $163,173 at December 31, 2011, 2010 and 2009, respectively, and is included in Other Liabilities.

The Company provides post-retirement health insurance to certain of its retired employees. Employees are eligible to participate in the retiree health plan if they retire from active service no earlier than their Social Security normal retirement age, which varies from 65 to 67 based on the year of birth. In addition, the employee must have at least 25 continuous years of service with the Company immediately preceding retirement. However, any active employee who was at least age 65 as of January 1, 1995, does not have to meet the 25 years of service requirement. The accumulated post-retirement benefit obligation at January 1, 1995, was $517,599, which the Company elected to amortize over 20 years. The Company reserves the right to modify, reduce or eliminate these health benefits. The Company has chosen to not offer this post-retirement benefit to individuals entering the employ of the Company after December 31, 2006. In 2011, the Company offered a voluntary early retirement program to employees who, as of December 31, 2011, were between the ages of 55 and 64 and had at least 25 continuous years of service. Eight employees accepted the package, which resulted in special termination benefits for the retiree health plan of $459,064 for 2011. Effective January 1, 2012, the Company amended the retiree health plan. The amendment requires that employees who are eligible and enroll in the bank subsidiary’s group medical and dental health care plans upon their retirement must enroll in Medicare Parts A, B and D upon their retirement from the bank subsidiary. This results in the bank subsidiary’s programs being secondary insurance coverage for retired employees and any dependent(s), if applicable, while Medicare Parts A and B will be their primary coverage, and Medicare Part D will be the sole and exclusive prescription drug benefit plan for retired employees. This amendment reduced the accumulated post-retirement benefit obligation by $3,799,308 as of December 31, 2011.

The following is a summary of the components of the net periodic post-retirement benefit cost:

Years Ended December 31,	2011	2010	2009
Service cost, including amortization of loss	$330,184	$411,915	$396,918
Interest cost	222,440	276,293	245,511
Amortization of net transition obligation	20,600	20,600	20,600
Special termination benefit	459,064

Net periodic post-retirement benefit cost	$1,032,288	$708,808	$663,029

The discount rate used in determining the accumulated post-retirement benefit obligation was 4.50% in 2011, 5.60% in 2010 and 6.05% in 2009. The assumed health care cost trend rate used in measuring the accumulated post-retirement benefit obligation was 8.00% in 2010. The rate was assumed to decrease gradually to 5.00% for 2016 and remain at that level thereafter. If the health care cost trend rate assumptions were increased 1.00%, the accumulated post-retirement benefit obligation as of December 31, 2011, would be increased by 13.34%, and the aggregate of the service and interest cost components of the net periodic post-retirement benefit cost for the year then ended would have increased by 22.51%. If the health care cost trend rate assumptions were decreased 1.00%, the accumulated post-retirement benefit obligation as of December 31, 2011, would be decreased by 10.75%, and the aggregate of the service and interest cost components of the net periodic post-retirement benefit cost for the year then ended would have decreased by 16.97%.

The following table presents the estimated benefit payments for each of the next five years and in the aggregate for the next five years:

Year
2012	$135,000
2013	142,000
2014	148,000
2015	145,000
2016	121,000
2017 – 2021	349,000

The following is a reconciliation of the accumulated post-retirement benefit obligation, which is included in Other Liabilities:

Accumulated post-retirement benefit obligation as of December 31, 2010	$5,533,058
Service cost	292,942
Interest cost	222,440
Actuarial gain	(961,319)
Special termination benefit	459,064
Plan changes	(3,799,308)
Benefits paid	(75,666)

Accumulated post-retirement benefit obligation as of December 31, 2011	$1,671,211

The following is a summary of the change in plan assets:

	2011	2010	2009
Fair value of plan assets at beginning of year	$	$	$
Actual return on assets
Employer contribution	75,666	67,486		57,257
Benefits paid, net	(75,666)	(67,486)		(57,257)

Fair value of plan assets at end of year	$	$	$

Amounts recognized in the Accumulated Other Comprehensive Income (Loss), net of tax, were: For the year ended December 31,
	2011	2010	2009
Net gain (loss)	$255,873	$(348,127)		$(86,201)
Transition obligation		(54,382)		(67,965)
Prior service charge (cost)	1,851,871	(669,936)		(724,998)

Total accumulated other comprehensive income	$2,107,744	$(1,072,445)		$(879,164)

Amounts recognized in the accumulated post-retirement benefit obligation and other comprehensive income were:

For the year ended December 31,

2011
Unrecognized actuarial gain	$915,152
Amortization of prior service cost	3,820,919
Amortization of transition obligation	82,397

Total accumulated other comprehensive income	$4,818,468

The estimated net gain and prior service credit for the other postretirement plan that will be recognized in accumulated other comprehensive income during 2012 is $16,006 and $203,619, respectively.

Fair Value of Financial Instruments:	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments: [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS:

N O T E     Q     -     F A I R    V A L U E     M E A S U R E M E N T S     A N D     D I S C L O S U R E S :

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Available for sale securities are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a non-recurring basis, such as impaired loans and ORE. These non-recurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets. Additionally, the Company is required to disclose, but not record, the fair value of other financial instruments.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 –Valuation is based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 –Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets recorded at fair value. The Company does not record any liabilities at fair value.

Cash and Due from Banks

The carrying amount shown as cash and due from banks approximates fair value.

Available for Sale Securities

The fair value of available for sale securities is based on quoted market prices. The Company’s available for sale securities are reported at their estimated fair value, which is determined utilizing several sources. The primary source is Interactive Data Corporation, which utilizes pricing models that vary based by asset class and include available trade, bid and other market information and whose methodology includes broker quotes, proprietary models and vast descriptive databases. The other source for determining fair value is matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark securities. All of the Company’s available for sale securities are Level 2 assets.

Held to Maturity Securities

The fair value of held to maturity securities is based on quoted market prices.

Other Investments

The carrying amount shown as Other Investments approximates fair value.

Federal Home Loan Bank Stock

The carrying amount shown as Federal Home Loan Bank Stock approximates fair value.

Loans

The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings for the remaining maturities. The cash flows considered in computing the fair value of such loans are segmented into categories relating to the nature of the contract and collateral based on contractual principal maturities. Appropriate adjustments are made to reflect probable credit losses. Cash flows have not been adjusted for such factors as prepayment risk or the effect of the maturity of balloon notes. The fair value of floating rate loans is estimated to be its carrying value. At each reporting period, the Company determines which loans are impaired. Accordingly, the Company’s impaired loans are reported at their estimated fair value on a non-recurring basis. An allowance for each impaired loan, which are generally collateral-dependent, is calculated based on the fair value of its collateral. The fair value of the collateral is based on appraisals performed by third-party valuation specialists. Factors including the assumptions and techniques utilized by the appraiser are considered by Management. If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as a non-recurring Level 2 asset. When an appraised value is not available or Management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as a non-recurring Level 3 asset.

Other Real Estate

In the course of lending operations, Management may determine that it is necessary to foreclose on the related collateral. Other real estate acquired through foreclosure is carried at fair value, less estimated costs to sell. The fair value of the collateral is based on appraisals performed by third-party valuation specialists. Factors including the assumptions and techniques utilized by the appraiser are considered by Management. If the current appraisal is more than one year old and/or the loan balance is more than $200,000, a new appraisal is obtained. Otherwise, the Bank’s in-house property evaluator and management will determine the fair value of the collateral, based on comparable sales, market conditions, Management’s plans for disposition and other estimates of fair value obtained from principally independent sources, adjusted for estimated selling costs. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the other real estate as a non-recurring Level 2 asset. When an appraised value is not available or Management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the other real estate as a non-recurring Level 3 asset.

Cash Surrender Value of Life Insurance

The carrying amount of cash surrender value of bank-owned life insurance approximates fair value.

Deposits

The fair value of non-interest bearing demand and interest bearing savings and demand deposits is the amount reported in the financial statements. The fair value of time deposits is estimated by discounting the cash flows using current rates of time deposits with similar remaining maturities. The cash flows considered in computing the fair value of such deposits are based on contractual maturities, since approximately 98% of time deposits provide for automatic renewal at current interest rates.

Federal Funds Purchased and Securities Sold under Agreements to Repurchase

The carrying amount shown as federal funds purchased and securities sold under agreements to repurchase approximates fair value.

Borrowings from Federal Home Loan Bank

The fair value of FHLB fixed rate borrowings is estimated using discounted cash flows based on current incremental borrowing rates for similar types of borrowing arrangements. The Company has no FHLB variable rate borrowings.

Commitments to Extend Credit and Standby Letters of Credit

Because commitments to extend credit and standby letters of credit are generally short-term and at variable rates, the contract value and estimated value associated with these instruments are immaterial.

The balances of available for sale securities, which are the only assets measured at fair value on a recurring basis, by level within the fair value hierarchy and by investment type, as of December 31, 2011, 2010 and 2009 were as follows (in thousands):

		Fair Value Measurements Using
December 31, 2011	Total	Level 1	Level 2	Level 3
U.S. Treasuries	$54,010	$	$54,010	$
U.S. Government agencies	179,180		179,180
Mortgage-backed securities	5,001		5,001
States and political subdivisions	40,077		40,077
Equity securities	650		650
Total	$278,918	$	$278,918	$

		Fair Value Measurements Using
December 31, 2010	Total	Level 1	Level 2	Level 3
U.S. Treasuries	$26,509	$	$26,509	$
U.S. Government agencies	218,596		218,596
States and political subdivisions	41,323		41,323
Equity securities	650		650

Total	$287,078	$	$287,078	$

		Fair Value Measurements Using
December 31, 2009	Total	Level 1	Level 2	Level 3
U.S. Treasuries	$24,740	$	$24,740	$
U.S. Government agencies	214,578		214,578
Mortgage-backed securities	31,262		31,262
States and political subdivisions	40,204		40,204
Equity securities	650		650

Total	$311,434	$	$311,434	$

Impaired loans, which are measured at fair value on a non-recurring basis, by level within the hierarchy as of December 31, 2011, 2010 and 2009 were as follows (in thousands):

		Fair Value Measurements Using
December 31:	Total	Level 1	Level 2	Level 3
2011	$66,262	$	$	$66,262
2010	14,295			14,295
2009	20,110			20,110

The following table sets forth a summary of changes in the fair value of impaired loans which are measured using level 3 inputs (in thousands):

For the year ended December 31,	2011	2010
Balance, beginning of year	$14,295	$20,110
Additions to impaired loans and troubled debt restructurings	61,165	5,519
Principal payments, charge-offs and transfers to other real estate	(7,115)	(12,286)
Change in allowance for loan losses on impaired loans	(2,083)	952

Balance, end of year	$66,262	$14,295

Other real estate, which is measured at fair value on a non-recurring basis, by level within the hierarchy as of December 31, 2011, 2010 and 2009 were as follows (in thousands):

		Fair Value Measurements Using
December 31:	Total	Level 1	Level 2	Level 3
2011	$6,153	$	$3,360	$2,793
2010	5,744		1,249	4,495
2009	1,521			1,521

The following table presents a summary of changes in the fair value of other real estate which is measured using Level 3 inputs:

For the year ended December 31,	2011	2010
Balance, beginning of year	$4,495	$1,521
Loans transferred to ORE	3,063	4,466
Sales and transfers to Level 2	(4,129)	(1,415)
Writedowns	(636)	(77)

Balance, end of year	$2,793	$4,495

The carrying value and fair values of financial assets and financial liabilities at December 31, 2011, 2010 and 2009 are as follows (in thousands):

		2011			2010			2009
	Carrying Amount		Fair Value	Carrying Amount		Fair Value	Carrying Amount		Fair Value
Financial Assets:
Cash and due from banks	$36,929		$36,929	$24,147		$24,147	$29,155		$29,155
Available for sale securities	278,918		278,918	287,078		287,078	311,434		311,434
Held to maturity securities	1,429		1,492	1,915		2,010	3,202		3,341
Other Investments	3,930		3,930	3,926		3,926	4,036		4,036
Federal Home Loan Bank Stock	2,581		2,581	2,281		2,281	5,016		5,016
Loans, net	424,272		427,881	403,248		407,363	457,148		460,588
Other real estate	6,153		6,153	5,744		5,744	1,521		1,521
Cash surrender value of life insurance	16,196		16,196	15,951		15,951	15,329		15,329
Financial Liabilities:
Deposits:
Non-interest bearing	97,581		97,581	108,278		108,278	96,541		96,541
Interest bearing	370,858		372,019	375,862		376,715	374,160		375,052

Total deposits	468,439		469,600	484,140		484,993	470,701		471,593
Federal funds purchased and securities sold under agreements to repurchase	157,601		157,601	140,102		140,102	174,431		174,431
Borrowings from
Federal Home Loan Bank	53,324		55,014	42,957		43,990	104,270		105,815